Contingencies and Commitments	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Contingencies and Commitments

Note 35 Contingencies and Commitments

Services agreements

The total amount contracted by the Company relating to services is detailed as follows:

Services agreements not to be terminated	As of December 31, 2025	As of December 31, 2024
	ThCh$	ThCh$
Within 1 year	29,985,864	50,820,240
Between 1 and 5 years	84,485,645	60,096,921
More than 5 years	354,889	33,177,327
Total	114,826,398	144,094,488

Purchase and supply agreements

The total amount contracted by the Company relating to purchase and supply agreements as of December 31, 2025 is detailed as follows:

Purchase and supply agreements	Purchase and supply agreements	Purchase and contract related to wine and grape
	ThCh$	ThCh$
Within 1 year	599,196,346	10,648,900
Between 1 and 5 years	1,453,836,340	9,302,372
More than 5 years	1,120,559,986	-
Total	3,173,592,672	19,951,272

Capital investment commitments

As of December 31, 2025 the Company had capital investment commitments related to Property, plant and equipment and Intangibles (software) for approximately ThCh$ 38,958,742.

Litigation

The following are the most significant proceedings faced by the Company and its subsidiaries in Chile and joint venture abroad, including all those present a possible risk of occurrence and causes whose committed amounts, individually, are more than ThCh$ 25,000 in the case of chilean companies and USD 25,000 for cases of foreign companies.

Company	Court	Description	Status	Estimated accrued loss contingency
Cervecera CCU Chile Ltda.	Labour Court	Laboral protection.	Evidentiary stage.	ThCh$ 28,603
Comercial CCU S.A. (2)	Labour Court	Lawsuit for unjustified dismissal and collection of employee benefits.	Evidentiary stage.	ThCh$ 133,099
Comercial CCU S.A.	Labour Court	Laboral protection.	Evidentiary stage.	ThCh$ 67,509
Compañía Cervecerías Unidas S.A.	Labour Court	Laboral protection.	Evidentiary stage.	ThCh$ 51,203
Fábrica de Envases Plásticos S.A.	Labour Court	Lawsuit for unjustified dismissal and collection of employee benefits.	Evidentiary stage.	ThCh$ 41,003
Transportes CCU Ltda.	Labour Court	Lawsuit for damages.	Evidentiary stage.	ThCh$ 211,811
Transportes CCU Ltda. (3)	Labour Court	Lawsuit for unjustified dismissal and collection of employee benefits.	Evidentiary stage.	ThCh$ 246,149
Aguas de Origen S.A. (1)	Labour Court	Lawsuit for workplace accident.	Evidentiary stage.	USD 188,585 (ThCh$ 171,071)
Aguas de Origen S.A. (4)	Labour Court	Lawsuit for unjustified dismissal.	Evidentiary stage.	USD 632,542 (573,798)
Aguas de Origen S.A. (5)	Labour Court	Lawsuit for unjustified dismissal.	Sentence.	USD 219,853 (ThCh 199,435)
Aguas de Origen S.A. (3)	Labour Court	Trial for indemnity differences.	Evidentiary stage.	USD 150,378 (ThCh$ 136,412)
Aguas de Origen S.A. (1)	Labour Court	Trial for indemnity differences.	Sentence.	USD 126,615 (ThCh$ 114,856)
Aguas de Origen S.A. (2)	Civil and Commercial Court	Lawsuit for damages.	Evidentiary stage.	USD 148,563 (ThCh$ 134,766)
Artesanos de Cervezas S.A.S.	Labour Court	Recognition and payment of indemnity for retirement without just cause and moratorium indemnity.	Evidentiary stage.	USD 30,125 (ThCh$ 27,327)
Central Cervecera de Colombia S.A.S.	Directorate of Consumer Protection Investigations of the Superintendency of Industry and Commerce	Consumer Protection.	Evidentiary stage.	USD 133,082 (ThCh$ 120,723)
Zona Franca Central Cervecera S.A.S.	Autonomous Corporation of Cundinamarca	Environmental law / Environmental protection.	Evidentiary stage.	USD 33,721 (ThCh$ 30,589)

(1)	Includes two trials.
(2)	Includes three trials.
(3)	Includes four trials.
(4)	Includes five trials.
(5)	Includes six trials.

The Company and its subsidiaries have established provisions to allow for such contingencies for ThCh$ 2,645,803 and ThCh$ 2,753,316 as of December 31, 2025 and 2024, respectively (See Note 24 - Other provisions).

Tax processes

At the date of issue of these Consolidated Financial Statements, there is no litigation that involves significant passive or taxes in claim affecting the Company or its subsidiaries.

Guarantees

As of December 31, 2025, CCU and its subsidiaries have not granted direct guarantees as part of their usual financing operations. However, indirect guarantees have been constituted, in the form of standby, comfort letters and general product of financing. The main terms of the indirect guarantees constituted are detailed below:

-	The indirect associate Bodega San Isidro S.R.L. maintains financial debt with Banco Itaú, which is endorsed by the subsidiary Compañía Pisquera de Chile S.A. through a standby letter issued by the Banco del Estado de Chile, this is within the financing policy approved by the Board, and is detailed as follow:

Institution	Amount	Due date
Banco Itaú	USD 2,600,000	December 22, 2026

-	The subsidiary Aguas de Origen S.A. mantains a financial debt with a Banco Macro in Argentina, which is endorsed by the subsidiary Compañía Industrial Cervecera S.A. through a guarantee letter, and is detailed as follow:

Institution	Amount	Due date
Banco Macro	ARS 7,000,000,000	January 6, 2031

-	Additionally, the Company presents the following guarantees:

a)	The Company, through a private notarized document dated July 27, 2022, is required to maintain a direct or indirect participation of at least 50.1% of its subsidiary Compañía Pisquera de Chile S.A., allowing the Company to control its subsidiary during the period of validity of the bank loan with Banco del Estado de Chile for a total of ThCh$ 16,000,000, maturing on July 27, 2027.

b)	The company through a private notarized document dated June 28, 2024, commits itself to directly or indirectly hold a minimum of 51% of the authorized share capital of the subsidiary Bebidas Bolivianas BBO S.A. It must also maintain direct or indirect control of the management and provide the necessary technical assistance during the term of the financial obligations that Bebidas Bolivianas BBO S.A. has with Banco Mercantil Santa Cruz S.A.

c)	In the Board of Directors' Meeting of Compañía Cervecerías Unidas S.A. held on May 7, 2025, the granting of a personal guarantee was approved concerning the obligations arising for its subsidiary CCU Inversiones II SpA. from one or more standby letters of credit issued by a bank in Chile, to guarantee the refinancing of the half of the liability of Central Cervecera de Colombia S.A.S. (“CCC”) for a total amount of COP 178,000,000,000, that by the time was held by Banco Itaú Colombia S.A. due during May, 2025, which was granted by CCU Inversiones II SpA. by a private notarized issued on May 24, 2024, and this in turn by Compañía Cervecerías Unidas S.A.

Therefore, in the Extraordinary Shareholders' Meeting of CCU Inversiones II SpA. held on May 26, 2025, was approved to guarantee Scotiabank Chile or any other bank in Chile, the issuance of one or more standby letter of credit, amounting until MMUSD 47.7 destined to guarantee the debts that “CCC” gets to Scotiabank Colpatria S.A. or any other bank in Colombia, including any of its extensions and/or modifications, covered by a line of credit for up to the same amount, for the aforementioned purpose.

By virtue of the aforementioned, Scotiabank Chile issued on May 28, 2025, a standby letter of credit to DAVIbank S.A. (before Scotiabank Colpatria S.A.), entity with which “CCC” made the refinancing of the debt, amounting MMUSD 47.7 and due on June 28, 2026.

Subsequently, on January 8, 2026, following to the approval of the Extraordinary Shareholders' Meeting of CCU Inversiones II SpA. held on December 26, 2025, the standby letter of credit was changed, increasing its amount by MMUSD 6, bringing the total guarantee to MMUSD 53.7, in order to comply with the 110% coverage margins required by the financial institution, given the appreciation of the Colombian peso.